WARRANT LIABILITIES (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 11, 2022 shares	Oct. 04, 2022 shares	Jul. 22, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 $ / shares shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares
Other Liabilities [Line Items]
Warrants outstanding (in shares)								15,562,500
Number of warrants converted (in shares)			15,562,500
Term of warrants			5 years
Warrants exchanged (in shares)							2,529,100	13,033,350
Warrant exchange ratio							0.18	0.20
Conversion of shares (in shares)			30,000,000
Fair value of warrant liability exchanged | $				$ 3,104	$ 25,825
Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)						50
Conversion of shares (in shares)	455,759	2,606,691
Private Placement Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)			5,500,000
Public Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)			10,062,500
Warrants exercised (in shares)						50
Exercise price of warrants (in USD per share) | $ / shares						$ 11.50